Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Borrowings [Abstract]
FHLB Long Term Borrowings

Maturity Date	Type	Interest Rate	Balance
September 28, 2015	Adjustable rate	0.48%	$20,000